9 Share-Based Expense (March 2019 Note) (Details - Share based compensation) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based compensation	$ 233,940	$ 406,194	$ 1,431,787	$ 1,793,093
Research and Development Expense [Member]
Share-based compensation	11,418	60,345	203,030	101,401
General and Administrative Expenses [Member]
Share-based compensation	$ 222,522	$ 345,849	$ 1,228,757	$ 1,691,692